Consolidated balance sheet - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current assets
Goodwill	€ 22,009	€ 21,109	€ 21,299
Intangible assets	19,092	18,357	18,664
Property, plant and equipment	11,098	10,707	10,590
Pension asset for funded schemes in surplus	3,837	3,781	4,244
Deferred tax assets	1,055	1,113	1,084
Financial assets	1,506	1,386	1,220
Other non-current assets	1,014	911	952
Total non-current assets	59,611	57,364	58,053
Current assets
Inventories	5,621	5,119	5,668
Trade and other current receivables	7,999	5,775	8,046
Current tax assets	168	427	254
Cash and cash equivalents	4,970	4,159	4,994
Other financial assets	1,445	1,731	1,376
Assets held for sale	18	691	18
Total current assets	20,221	17,902	20,356
Total assets	79,832	75,266	78,409
Current liabilities
Financial liabilities	7,643	5,087	6,715
Trade payables and other current liabilities	17,209	16,857	17,367
Current tax liabilities	721	851	891
Provisions	557	537	634
Liabilities held for sale	0	175	0
Total current liabilities	26,130	23,507	25,607
Non-current liabilities
Financial liabilities	24,011	24,535	23,993
Non-current tax liabilities	494	384	280
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	144	351	431
Unfunded schemes	1,002	1,029	1,040
Provisions	581	563	547
Deferred tax liabilities	4,263	3,995	4,410
Other non-current liabilities	184	138	180
Total non current liabilities	30,679	30,995	30,881
Total liabilities	56,809	54,502	56,488
Equity
Shareholders’ equity	20,308	18,102	19,257
Non-controlling interests	2,715	2,662	2,664
Total equity	23,023	20,764	21,921
Total liabilities and equity	€ 79,832	€ 75,266	€ 78,409